Risk/Return Summary - FidelitySeriesGovernmentMoneyMarketFund-PRO - FidelitySeriesGovernmentMoneyMarketFund-PRO - Fidelity Series Government Money Market Fund	Oct. 30, 2024
Risk Lose Money [Text]
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Risk Text Block	You could lose money by investing in the fund .
Risk Money Market Fund May Not Preserve Dollar [Text]
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Risk Text Block	Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so .
Risk Money Market Fund Sponsor May Not Provide Support [Text]
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Risk Text Block	Fidelity Investments and its affiliates, the fund's sponsor, is not required to reimburse the fund for losses , and you should not expect that the sponsor will provide financial support to the fund at any time , including during periods of market stress .
Risk Not Insured Depository Institution [Text]
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Risk Text Block	An investment in the fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
IncomeRiskMember
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Risk Text Block	Income Risk. A low or negative interest rate environment can adversely affect the fund's yield.
IssuerSpecificChangesMember
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Risk Text Block	Issuer-Specific Changes. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.
InterestRateChangesMember
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Risk Text Block	Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.